Use of judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Use of judgments, estimates and assumptions

2. Use of judgments, estimates and assumptions

The preparation of these consolidated financial statements requires management to make estimates, assumptions and judgments that affect the reported amount of assets and liabilities, revenues and expenses, and related disclosures of contingent assets and liabilities at the date of the Company’s consolidated financial statements. The note 1 to the Company’s consolidated financial statements provides a detailed discussion of the material accounting policies. Certain of the Company’s accounting policies reflect significant judgments, assumptions or estimates about matters that are both inherently uncertain and material to the Company’s financial position or results of operations (Note 1).

Actual results could differ from these estimates. Revisions to accounting estimates are recognized in the period in which the estimate is revised. Revisions to estimates are recognized prospectively. The estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

For leases significant accounting judgments, estimates and assumptions refer to (Note 1q).

i) Return obligations

The aircraft lease agreements of the Company also require that the aircraft and engines be returned to lessors under specific conditions of maintenance. The costs of return, which in no case are related to scheduled major maintenance, are estimated and recognized ratably as a provision from the time it becomes likely such costs will be incurred and can be estimated reliably. These return costs are recognized as a component of variable lease expenses and the provision is included as part of other liabilities, through the remaining lease term.

The Company estimates the provision for aircraft, engines overhauls, and limited – life parts based on assumptions such as aircraft usage and expected maintenance cost.

This provision is made in relation to the present value of the expected future costs of meeting the return conditions (Note 14 and 16).

ii) Deferred taxes

Deferred tax assets are recognized for all available tax losses to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Management’s judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable profits together with future tax planning opportunities to advance taxable profit before expiration of available tax losses.

Tax losses relate to operations of the Company on a stand-alone basis, in conformity with current Tax Law and may be carried forward against taxable income generated in the succeeding years at each country and may not be used to offset taxable income elsewhere in the Company’s consolidated group (Note 20).

iii) Fair value measurement of financial instruments

Where the fair value of financial assets and financial liabilities recorded in the consolidated statements of financial position cannot be derived from active markets, they are determined using valuation techniques including the discounted cash flows model. The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgment is required in establishing fair values.

The judgments include considerations of inputs such as liquidity risk, credit risk and expected volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments (Note 4).

iv) Impairment of long-lived assets

At each reporting date, the Company assesses whether there are indicators of impairment of its long-lived assets and right-of-use assets. Impairment exists when the carrying amount of a long-lived asset or cash generating unit exceeds its recoverable amount, which is the higher of its fair value less cost to sell and its value-in-use.

In making these determinations, the Company uses certain assumptions, including, but not limited to, estimated undiscounted future cash flows expected to be generated by these assets. Such estimates are based on additional assumptions, including asset utilization and the length of time the assets are expected to be used in the Company’s operations, excluding any anticipated additions and extensions.

The Company's assumptions about future conditions are important to its assessment of potential impairment of its long-lived assets, are subject to uncertainty, and the Company will continue to monitor these conditions in future periods as new information becomes available and will update its analyses accordingly.

For the year ended December 31, 2025, the Company performed an impairment test on its only Cash Generating Unit (CGU), comprising the long-lived assets and the entire aircraft fleet, including right-of-use assets and flight equipment. The recoverable amount of the CGU was determined using a discounted cash flow model based on projections covering a five-year period. The determination of the recoverable amount considered a post-tax discount rate of 10.25% (pre-tax of 14.29%) and a long-term growth rate of 2.17%. It was concluded that the carrying amount of the CGU did not exceed its recoverable amount, based on the applied methodologies and assumptions, and therefore, no impairment charges were recorded.

For the years ended December 31, 2025 and 2024, the Company evaluated through an analysis if there were signs of impairment in its long-lived assets and right-of-use assets, and according to the result it was concluded there were no signs of impairment.

v) Leases - Estimating the incremental borrowing rate

The Company cannot readily determine the interest rate implicit in its leases, therefore, it uses its incremental borrowing rate (IBR) to measure lease liabilities. The IBR is the rate of interest that the Company would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The IBR therefore reflects what the Company would have to pay, which requires estimation when no observable rates are available (such as for subsidiaries that do not enter into financing transactions) or when they need to be adjusted to reflect the terms and conditions of the lease. The Company estimates the IBR using observable inputs (such as market interest rates) when available and is required to make certain entity-specific estimates (such as the subsidiary’s stand-alone credit rating).

vi) Consolidation of North Star Financing Limited and North Star Thrust DAC

The Company does not hold any ownership interest in North Star Financing Limited and North Star Thrust DAC. However, the Company assessed whether it has control over these entities based on the three elements of control defined in accordance with IFRS 10 “Consolidated Financial Statements”. Following this assessment, the Company determined that it is exposed to, or has rights to, variable returns from its involvement with these entities. Additionally, the Company has the current ability to direct the relevant activities of these entities that is, the activities that most significantly affect their returns through its existing decision-making power.